Fixed Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Components of Fixed Assets

Fixed assets consist of the following:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(In thousands)
Computer equipment	1,380,891	1,290,432	184,529
Office building	588,685	588,685	84,181
Leasehold improvements	187,560	189,001	27,027
Office furniture and equipment	139,756	134,732	19,266
Others	22,351	18,997	2,716
	2,319,243	2,221,847	317,719
Less: Accumulated depreciation	(1,542,249)	(1,560,274)	(223,116)
Construction in progress	100,988	241,854	34,585
	877,982	903,427	129,188